NON-CONTROLLING INTERESTS (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended
	Jul. 31, 2018	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Temporary equity, estimated redemption value		$ 11.2	$ 9.7
Russia Subsidiary [Member]
Noncontrolling Interest [Line Items]
Proceeds from noncontrolling interests	$ 9.7